INVESCO TREASURER'S SERIES TRUST

                                   Money Market Reserve Fund
                                    Tax-Exempt Reserve Fund

                                     7800 E. Union Avenue
                                    Denver, Colorado 80237
                                    Telephone: 800-241-5477


--------------------------------------------------------------------------------
     The Financial Statements contained herein are submitted for the general information of the shareholders of the Fund. This Report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.
--------------------------------------------------------------------------------

                               INVESCO CAPITAL MANAGEMENT, INC.
                                      Investment Adviser

                                    INVESCO SERVICES, INC.
                                          Distributor

--------------------------------------------------------------------------------

                                 ANNUAL REPORT TO SHAREHOLDERS
                                       December 31, 1995


                                       TABLE OF CONTENTS


Statement of Investment Securities.........................................  2
Statement of Assets and Liabilities........................................  7
Statement of Operations....................................................  7
Statement of Changes in Net Assets.........................................  8
Notes to Financial Statements..............................................  9
Financial Highlights....................................................... 10
Report of Independent Accountants.......................................... 12

Investment Adviser
INVESCO Capital Management, Inc.


Distributor
INVESCO Services, Inc.


Transfer Agent
INVESCO Funds Group, Inc.


Custodian
United Missouri Bank of Kansas City



Independent Accountants
Price Waterhouse LLP


Legal Counsel
Kirkpatrick & Lockhart
Moye, Giles, O'Keefe, Vermeire & Gorrell

                                         ANNUAL REPORT


                                            INVESCO
                                          TREASURER'S
                                            SERIES
                                             TRUST


                                         Money Market
                                         Reserve Fund

                                          Tax-Exempt
                                         Reserve Fund


                                       December 31, 1995

INVESCO Treasurer's Series Trust
Statement of Investment Securities
December 31, 1995

                                                 Effective
                                                  Interest         Principal
Description                                         Rate %            Amount             Value
----------------------------------------------------------------------------------------------
TREASURER'S MONEY MARKET RESERVE Fund
SHORT-TERM INVESTMENTS 100.00%
Commercial Paper 51.10%
AGRICULTURAL 4.77%
Archer-Daniels-Midland Co
   1/3/1996                                           5.99        $6,000,000        $5,998,033
                                                                                  ------------
FINANCE RELATED 11.19%
Ciesco LP
   1/3/1996                                           5.79         5,000,000         4,998,417
PHH Corp
   1/18/1996                                          5.87         6,000,000         5,983,708
Progress Capital Holdings
   1/4/1996                                           5.87         3,101,000         3,099,509
                                                                                  ------------
                                                                                    14,081,634
                                                                                  ------------
INSURANCE 2.67%
American General Capital Services
   1/2/1996                                           5.94         3,360,000         3,359,454
                                                                                  ------------
OIL & GAS RELATED 4.37%
Shell Oil
   1/5/1996                                           5.79         5,500,000         5,496,517
                                                                                  ------------
PRINTING & PUBLISHING 5.96%
American Greetings
   1/2/1996                                           5.94         2,000,000         1,999,675
Gannett Co
   1/8/1996                                           5.90         5,500,000         5,493,797
                                                                                  ------------
                                                                                     7,493,472
                                                                                  ------------
RETAIL 4.75%
Jostens Inc
   1/31/1996                                          5.86         6,000,000         5,971,250
                                                                                  ------------
TRANSPORTATION 4.77%
United Parcel Service of America
   1/4/1996                                           5.99         6,000,000         5,997,050
                                                                                  ------------
UTILITIES 12.62%
Citizens Utilities
   1/12/1996                                          5.87         5,000,000         4,991,200
Consolidated Natural Gas
   1/2/1996                                           5.83         5,500,000         5,499,122



GTE North
   1/18/1996                                          5.78           395,000           393,940
Pacific Gas & Electric
   1/9/1996                                           5.87         5,000,000         4,993,600
                                                                                  ------------
                                                                                    15,877,862
                                                                                  ------------
   TOTAL COMMERCIAL PAPER
   (Cost $64,275,272)                                                               64,275,272
                                                                                  ------------

Eurodollar Time Deposits 4.37%
BANKING 4.37%
Fifth Third Bancorp
   1/2/1996 (Cost $5,500,000)                         5.89         5,500,000         5,500,000
                                                                                  ------------
Loan Participation Agreements 40.63%
AGRICULTURAL 3.97%
Cargill Financial Services
   1/16/1996                                          5.78         5,000,000         5,000,000
                                                                                  ------------
FINANCE RELATED 8.75%
Bell Atlantic Financial Services
   1/2/1996                                           6.08         5,500,000         5,500,000
National Rural Utilities Cooperative
   Finance 1/29/1996                                  5.87         5,500,000         5,500,000
                                                                                  ------------
                                                                                    11,000,000
                                                                                  ------------
FOOD PRODUCTS & BEVERAGES 3.18%
Ocean Spray Cranberries
   1/22/1996                                          5.93         4,000,000         4,000,000
                                                                                  ------------
LEASING COMPANIES 4.77%
Hertz Corp
   1/11/1996                                          5.89         6,000,000         6,000,000
                                                                                  ------------
PAPER & PAPER PRODUCTS 3.98%
Temple-Inland Inc
   1/10/1996                                          5.93         5,000,000         5,000,000
                                                                                  ------------
UTILITIES 15.98%
Central Telephone
   1/19/1996                                          5.97         5,500,000         5,500,000
Georgia Power
   1/22/1996                                          5.80         5,500,000         5,500,000
Nautahala Power & Light
   2/12/1996                                          6.06         3,200,000         3,200,000
   3/18/1996                                          5.98         2,600,000         2,600,000
Washington Gas & Light
   2/9/1996                                           5.83         3,300,000         3,300,000
                                                                                  ------------
                                                                                    20,100,000
                                                                                  ------------
   TOTAL LOAN PARTICIPATION AGREEMENTS
   (Cost $51,100,000)                                                               51,100,000
                                                                                  ------------



Municipal Short-Term Notes^ 3.74%
INSURANCE 3.74%
Health Insurance Plan of New York,
   Gen Oblig, ACES, Series B-1
   7/1/2016 (Cost $4,700,000)                         5.95         4,700,000         4,700,000
                                                                                  ------------
Other 0.16%
United Missouri Bank, Money Market
   Fiduciary~ (Cost $198,000)                         4.50           198,000           198,000
                                                                                  ------------
TOTAL INVESTMENT SECURITIES AT VALUE 100.00%
   (Cost $125,773,272#)                                                           $125,773,272
                                                                                  ============

TREASURER'S  TAX-EXEMPT RESERVE Fund
MUNICIPAL  SHORT-TERM  INVESTMENTS^  99.94%
Daily Put Bonds 40.12%
GEORGIA 3.69% Hapeville Dev Auth, Georgia
   (Hapeville Hotel Ltd), ATS, IDR,
   11/1/2015                                          5.98           800,000           800,000
                                                                                  ------------
LOUISIANA 4.16%
Louisiana Recovery Dist, VR, Sales
   Tax Rev, Series 1988, 7/1/1998                     5.98           900,000           900,000
                                                                                  ------------
MASSACHUSETTS 7.38%
Massachusetts Commonwealth, UPDATES,
   Dedicated Income Tax Rev, Fiscal
   Recovery Ln,
   Act of 1990 Series B, 12/1/1997                    5.88           700,000           700,000
   Act of 1990 Series E, 12/1/1997                    5.88           900,000           900,000
                                                                                  ------------
                                                                                     1,600,000
                                                                                  ------------
MISSOURI 4.16%
Saint Louis Cnty Indl Dev Auth, Missouri
   (Schnuck Mkts - Kirk), VR, IDR,
   12/1/2015                                          5.20           900,000           900,000
                                                                                  ------------
NEW YORK 8.72%
New York City, New York, AR, Gen Oblig,
   Subseries E-4, 8/1/2021                            5.98           800,000           800,000
New York City Muni Wtr Fin Auth, New York,
   AR, Wtr & Swr Systems Rev, Series C,
   6/15/2023                                          5.88           600,000           600,000
New York State Energy Research & Dev Auth,
   (New York Elec & Gas), AR, PCR Ref,
   Series C, 6/1/2029                                 5.88           490,000           490,000
                                                                                  ------------
                                                                                     1,890,000
                                                                                  ------------



TEXAS 4.16%
North Central Hlth Facils Dev Corp, Texas
   (Presbyterian Med Ctr Proj), DATES,
   Hosp Rev, Series 1985D, 12/1/2015                  5.98           900,000           900,000
                                                                                  ------------
WASHINGTON 4.16%
Washington State Hlth Care Facils Auth,
   (Sisters Providence Proj),
   VR, Hosp Rev, Series B, 10/1/2005                  5.88           900,000           900,000
                                                                                  ------------
WYOMING 3.69%
Lincoln Cnty, Wyoming (Exxon Corp Proj),
   DATES, PCR, Series C, 11/1/2014                    5.88           800,000           800,000
                                                                                  ------------
   TOTAL DAILY PUT BONDS (Cost $8,690,000)                                           8,690,000
                                                                                  ------------
Weekly Put Bonds 59.82%
ALABAMA 7.22%
McIntosh Indl Dev Brd, Alabama
   (CIBA-GEIGY Corp Proj), VR, Solid Waste
   Disp Rev, Series 1990, 7/1/2004                    5.29         1,000,000         1,000,000
Montgomery Indl Dev Brd, Alabama
   (Smith Inds Proj), V/FR, IDR, Series
   1988-B, 6/1/2000                                   5.34           565,000           565,000
                                                                                  ------------
                                                                                     1,565,000
                                                                                  ------------
ARIZONA 7.06%
Maricopa Cnty Indl Dev Auth, Arizona
   (McLane Co Proj), VRD, Rev, Series 1984,
   10/1/2004                                          5.58         1,530,000         1,530,000
                                                                                  ------------
GEORGIA 6.74%
Gwinnett Cnty Hsg Auth, Georgia
   (Greens Apts Proj), AR, Multifamily
   Hsg Rev Ref, 6/15/2025                             5.09         1,000,000         1,000,000
Jasper Cnty Econ Dev Auth, Georgia
   (Earth Pak Proj), FR, IDR,
   Series 1992, 3/1/2004                              5.34           460,000           460,000
                                                                                  ------------
                                                                                     1,460,000
                                                                                  ------------
ILLINOIS 4.16%
Illinois Toll Hwy Auth, AR, Toll Hwy
   Priority Rev Ref, Series B, 1/1/2010               5.04           900,000           900,000
                                                                                  ------------
LOUISIANA 4.62%
DeSoto Parish, Louisiana (Central
   Louisiana Elec Proj), ATS, PCR Ref,
   Series 1991B, 7/1/2018                             5.04         1,000,000         1,000,000
                                                                                  ------------



MINNESOTA 5.54%
Minneapolis, Minnesota (Mt Sinai Med
   Bldg Assoc Proj), VR, Coml Dev Rev Ref,
   Series 1989, 8/1/1999                              5.09         1,200,000         1,200,000
                                                                                  ------------
NEW JERSEY 4.16%
New Jersey Sports & Exposition Auth
   (Convention Cntr Proj), V/FR, State
   Contract Rev, 1992 Series C, 9/1/2024              4.74           900,000           900,000
                                                                                  ------------
SOUTH CAROLINA 2.31%
Dorchester Cnty, South Carolina
   (BOC Group Proj), TEAMS, PCR Ref,
   Series 1993, 12/8/2000                             5.14           500,000           500,000
                                                                                  ------------
TENNESSEE 4.62%
Morristown Indl Dev Brd, Tennessee
   (Camvac Intl Proj), Indl Rev,
   Series 1983, 6/1/1998                              5.45         1,000,000         1,000,000
                                                                                  ------------
WASHINGTON 1.85%
Washington Hsg Fin Commn (Pac First
   Fed Svgs Bank Prog), VRD, Multifamily
   Mtg Rev Ref, Series 1988B, 10/1/2020               5.29           400,000           400,000
                                                                                  ------------
WEST VIRGINIA 2.31%
Mercer Cnty, West Virginia (Flowers
   Baking of West Virginia Proj),
   AR, IDR Ref, Series 1995, 2/1/1999                 5.14           500,000           500,000
                                                                                  ------------
WYOMING 9.23%
Green River, Wyoming (Allied Corp Proj),
   F/FR, PCR Ref, 1982 Series, 12/1/2012              4.39         2,000,000         2,000,000
                                                                                  ------------
   TOTAL WEEKLY PUT BONDS
   (Cost $12,955,000)                                                               12,955,000
                                                                                  ------------
TOTAL MUNICIPAL SHORT-TERM INVESTMENTS
   (Cost $21,645,000)                                                               21,645,000
                                                                                  ------------
TAXABLE SHORT-TERM INVESTMENTS 0.06%
United Missouri Bank, Money Market Fiduciary~
   (Cost $13,000)                                     4.50            13,000            13,000
                                                                                  ------------
TOTAL INVESTMENT SECURITIES AT VALUE 100.00%
   (Cost $21,658,000#)                                                             $21,658,000
                                                                                  ============


The  following  abbreviations  may be used in  portfolio  descriptions:
A/FR* - Adjustable/Fixed Rate
ACES* - Adjustable Convertible Extendable Securities
AR* - Adjustable Rate
ATS* - Adjustable  Tender  Securities
DATES* - Daily Adjustable Tax-Exempt  Securities
F/FR  -  Floating/Fixed  Rate
FR -  Fixed  Rate
IDR  - Industrial  Development  Revenue
PCR  -  Pollution  Control  Revenue
TEAMS*  - Tax-Exempt  Adjustable Mode Securities
UPDATES* - Unit Priced Demand Tax-Exempt Securities
V/FR* - Variable/Fixed  Rate
VR* - Variable Rate
VRD* - Variable Rate Demand

* Rate is subject to change.  Rate shown reflects current rate.

^ All securities with a maturity date greater than one year have either a variable rate, demand feature, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

# Also represents cost for income tax purposes.

~ Principal and interest are payable on demand.

See Notes to Financial Statements

INVESCO Treasurer's Series Trust
Statement of Assets and Liabilities
December 31, 1995

                                                           Treasurer's             Treasurer's
                                                          Money Market              Tax-Exempt
                                                          Reserve Fund            Reserve Fund
                                                         -------------------------------------
ASSETS
Investment Securities:
   At Cost                                                $125,773,272             $21,658,000
                                                          =====================================
   At Value                                                125,773,272              21,658,000
Cash                                                        15,944,155                 795,994
Interest Receivable                                            155,002                 117,543
Prepaid Expenses and Other Assets                               12,780                   2,966
                                                         -------------------------------------
TOTAL ASSETS                                               141,885,209              22,574,503
                                                         -------------------------------------
LIABILITIES
Payables:
   Distributions to Shareholders                                   122                   1,299
   Fund Shares Repurchased                                           0                 645,000
                                                         -------------------------------------
TOTAL LIABILITIES                                                  122                 646,299
                                                         -------------------------------------
Net Assets at Value                                       $141,885,087             $21,928,204
                                                         =====================================
Shares Outstanding*                                        141,885,087              21,928,204
Net Asset Value, Offering and
   Redemption Price per Share                                    $1.00                   $1.00
                                                         =====================================

* The Trust has one class of shares which may be divided into different series, each representing an interest in a separate Fund. At December 31, 1995, there was an unlimited number of shares of beneficial interest (without par value) authorized. Paid-in capital was $141,885,087 and $21,928,204 for Money Market Reserve and Tax-Exempt Reserve Funds, respectively.

See Notes to Financial Statements

INVESCO Treasurer's Series Trust
Statement of Operations
Year Ended December 31, 1995

                                                           Treasurer's             Treasurer's
                                                          Money Market              Tax-Exempt
                                                          Reserve Fund            Reserve Fund
INVESTMENT INCOME
INTEREST INCOME                                             $8,092,289                $879,154
                                                         -------------------------------------
EXPENSES
Investment Advisory Fees                                       339,497                  53,533
                                                         -------------------------------------
Net Investment Income and Net Increase
   in Net Assets from Operations                            $7,752,792                $825,621
                                                         =====================================

See Notes to Financial Statements

INVESCO Treasurer's Series Trust
Statement of Changes in Net Assets
Year Ended December 31

                                                                     Treasurer's                          Treasurer's
                                                                     Money Market                         Tax-Exempt
                                                                     Reserve Fund                         Reserve Fund
                                                           ----------------------------          --------------------------
                                                                  1995             1994              1995              1994

OPERATIONS AND DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income Earned and Distributed
   to Shareholders                                          $7,752,792       $4,512,107          $825,621          $626,866
                                                           ============================          ==========================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                              825,198,418    1,067,071,444        43,090,801        44,315,121
Reinvestment of Dividends                                    7,737,011        4,427,643           810,636           607,384
                                                           ----------------------------          --------------------------
                                                           832,935,429    1,071,499,087        43,901,437        44,922,505
Amounts Paid for Repurchases of Shares                   (784,181,331)  (1,081,189,907)      (41,688,877)      (52,468,131)
                                                           ----------------------------          --------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                  48,754,098      (9,690,820)         2,212,560       (7,545,626)
NET ASSETS
Beginning of Period                                         93,130,989      102,821,809        19,715,644        27,261,270
                                                           ----------------------------          --------------------------
End of Period                                             $141,885,087      $93,130,989       $21,928,204       $19,715,644
                                                           ============================          ==========================

                 ------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                825,198,418    1,067,071,444        43,090,801        44,315,121
Shares Issued from Reinvestment
   of Dividends                                              7,737,011        4,427,643           810,636           607,384
                                                           ----------------------------          --------------------------
                                                           832,935,429    1,071,499,087        43,901,437        44,922,505
Shares Repurchased                                       (784,181,331)  (1,081,189,907)      (41,688,877)      (52,468,131)
                                                           ----------------------------          --------------------------
Net Increase (Decrease) in Fund Shares                      48,754,098      (9,690,820)         2,212,560       (7,545,626)
                                                           ============================          ==========================

See Notes to Financial Statements

INVESCO Treasurer's Series Trust
Notes to Financial Statements

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Treasurer's Series Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as a diversified, open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts and consists of four separate funds: INVESCO Treasurer's Money Market Reserve Fund ("Money Fund"), INVESCO Treasurer's Tax-Exempt Reserve Fund ( "Tax-Exempt Fund") (collectively, the "Funds"), INVESCO Treasurer's Prime Reserve Fund ("Prime Reserve"), and INVESCO Treasurer's Special Reserve Fund ("Special Reserve"), each of which represents a separate portfolio of investments. Prime Reserve and Special Reserve are not presented herein.
      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. SECURITY VALUATION - Securities held by the Trust are valued at their market value determined by the amortized cost method of valuation. If management believes that such valuation does not reflect the securities' fair value, these securities are valued at fair value as determined in good faith by the Funds' trustees.
B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date. Interest income, which may be comprised of stated coupon rate and market discount, is recorded on the accrual basis. The Trust amortizes discounts and premiums paid on purchases of securities to the earliest put or call date. Cost is determined on the specific identification basis.
C. FEDERAL AND STATE TAXES - The Trust has complied and continues to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes. Of the distributions paid by the Tax-Exempt Fund for the year ended December 31, 1995, 91.65% were exempt from federal income taxes.
D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - All the Fund's net investment income is distributed to shareholders by dividends declared
      daily and paid monthly.   Reinvestment of income dividends is effected at
      the month-end net asset value.
NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Capital Management, Inc. ("ICM") serves as the Trust's investment adviser. As compensation for its services to the Trust, ICM receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee for each Fund is based on the annual rate of 0.25% of average net assets. ICM is also responsible for providing certain administrative and clerical services and facilities necessary for the operation of the Trust. In accordance with the Investment Advisory Agreement, ICM bears all other expenses of the Funds, except taxes, interest and brokerage commissions.

NOTE 3 - TRANSACTIONS WITH AFFILIATES. Certain of the Trust's officers and/or trustees are also officers and/or directors of ICM. At December 31, 1995, 17.71% and 36.34% of outstanding shares of Money Fund and Tax-Exempt Fund, respectively, were held by ICM or affiliated parties.
      The Trust has adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Trust who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 25% of the retainer fee at the time of retirement.
      Pension expenses for the year ended December 31, 1995, unfunded accrued pension costs and pension liability were paid by ICM in accordance with the Investment Advisory Agreement and were as follows:

                                                  Unfunded
                                    Pension       Accrued               Pension
Fund                                Expenses     Pension Costs         Liability
--------------------------------------------------------------------------------
Money Fund                          $1,291            $2,641            $5,393
Tax-Exempt Fund                        224               510               997

INVESCO Treasurer's Series Trust
Financial Highlights
 (For a Fund Share Outstanding Throughout Each Period)

                                                                                          Year Ended December 31
                                                                      -----------------------------------------------------
                                                                       1995        1994        1993        1992        1991
Treasurer's Money Market Reserve Fund

PER SHARE DATA
Net Asset Value - Beginning of Period                                 $1.00       $1.00       $1.00       $1.00       $1.00
                                                                      -----------------------------------------------------
INCOME AND DISTRIBUTIONS FROM INVESTMENT OPERATIONS
Net Investment Income Earned and
   Distributed to Shareholders                                         0.06        0.04        0.03        0.04        0.06
                                                                      -----------------------------------------------------
Net Asset Value - End of Period                                        1.00        1.00        1.00        1.00        1.00
                                                                      =====================================================

TOTAL RETURN                                                          5.82%       4.13%       2.92%       3.57%       6.04%

RATIOS
Net Assets -End of Period ($000 Omitted)                           $141,885     $93,131    $102,822    $117,711    $173,138
Ratio of Expenses to Average Net Assets                               0.25%       0.25%       0.25%       0.25%       0.25%
Ratio of Net Investment Income to Average Net Assets                  5.71%       4.02%       2.88%       3.54%       5.97%

INVESCO Treasurer's Series Trust
Financial Highlights (Continued)
 (For a Fund Share Outstanding Throughout Each Period)

                                                                                  Year Ended December 31
                                                                      -----------------------------------------------------
                                                                      1995         1994        1993        1992        1991

Treasurer's Tax-Exempt Reserve Fund

PER SHARE DATA
Net Asset Value - Beginning of Period                                 $1.00       $1.00       $1.00       $1.00       $1.00
                                                                      -----------------------------------------------------
INCOME AND DISTRIBUTIONS FROM INVESTMENT OPERATIONS
Net Investment Income Earned and
   Distributed to Shareholders                                         0.04        0.03        0.02        0.03        0.05
                                                                      -----------------------------------------------------
Net Asset Value - End of Period                                        1.00        1.00        1.00        1.00        1.00
                                                                      =====================================================

TOTAL RETURN                                                          3.90%       2.81%       2.30%       2.88%       4.57%

RATIOS
Net Assets - End of Period ($000 Omitted)                           $21,928     $19,716     $27,261     $60,717     $78,552
Ratio of Expenses to Average Net Assets                               0.25%       0.25%       0.25%       0.25%       0.25%
Ratio of Net Investment Income to Average Net Assets                  3.86%       2.69%       2.28%       2.84%       4.48%

Report of Independent Accountants


To the Trustees and Shareholders of
INVESCO Treasurer's Series Trust

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of INVESCO Treasurer's Money Market Reserve Fund and INVESCO Treasurer's Tax-Exempt Reserve Fund (two of the portfolios of the INVESCO Treasurer's Series Trust hereafter referred to as the "Fund") at December 31, 1995, the results of each of their operations for the year ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE  LLP

Denver, Colorado
February 2, 1996